Total
BNY Mellon Dynamic Total Return Fund
Fund Summary
Investment Objective
The fund seeks total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 17 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Dynamic Total Return Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Dynamic Total Return Fund		Class A	Class C	Class I	Class Y
Management fees		1.10%	1.10%	1.10%	1.10%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Fees and expenses of the fund's subsidiary		0.10%	0.10%	0.10%	0.10%
Miscellaneous other expenses		0.36%	0.38%	0.36%	0.26%
Total other expenses		0.71%	0.73%	0.46%	0.36%
Total annual fund operating expenses		1.81%	2.58%	1.56%	1.46%
Fee waiver and/or expense reimbursement	[1]	(0.41%)	(0.43%)	(0.41%)	(0.31%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.40%	2.15%	1.15%	1.15%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, for so long as the fund invests in the subsidiary, to waive the management fee it receives from the fund in the amount equal to the management fee paid to BNY Mellon Investment Adviser, Inc. by the subsidiary. In addition, BNY Mellon Investment Adviser, Inc. has also contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the management fee waiver and expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Dynamic Total Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,074	1,463	2,548
Class C	318	762	1,332	2,883
Class I	117	452	811	1,822
Class Y	117	431	768	1,720

Expense Example No Redemption - BNY Mellon Dynamic Total Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,074	1,463	2,548
Class C	218	762	1,332	2,883
Class I	117	452	811	1,822
Class Y	117	431	768	1,720

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests in instruments that provide investment exposure to global equity, bond, currency and commodity markets, and in fixed-income securities. The fund may invest in instruments that provide economic exposure to developed and, to a limited extent, emerging market issuers. The fund may invest up to 30% of its net assets in emerging market issuers and considers emerging market countries to be those included in the Morgan Stanley Capital International Emerging Markets Index. The fund will seek to achieve investment exposure to global equity, bond, currency and commodity markets primarily through long and short positions in futures, options, forward contracts, swap agreements or exchange-traded funds (ETFs), and normally will use economic leverage as part of its investment strategy. The fund also may invest in fixed-income securities, such as bonds, notes (including structured notes) and money market instruments, and including foreign government obligations and securities of supranational entities, to provide exposure to bond markets and for liquidity and income, as well as hold cash. The fund may invest in bonds and other fixed-income securities of any maturity or duration. A bond's maturity is the length of time until the principal must be fully repaid with interest. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. The fund may invest in bonds and other fixed-income securities of any credit quality (including "investment grade," "high yield" or "junk" bonds). The fund may have investment exposure to bonds and other fixed-income securities by investing directly in such securities or through ETFs and derivative instruments. The fund may invest in, or otherwise have investment exposure to, the securities of companies of any market capitalization.

The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., applies a systematic, analytical investment approach designed to identify and exploit relative misvaluation opportunities across and within global capital markets. Active investment decisions to dynamically shift between long or short positions in individual country, equity, bond, currency and commodity markets, as well as allocations to cash, are driven by this systematic investment process and seek to capitalize on opportunities within and among the capital markets of the world. The fund's sub-adviser has considerable latitude in allocating the fund's assets and in selecting derivative instruments and securities to implement the fund's investment approach, and there is no limitation or requirement as to the amount of fund assets to be invested in any one asset class.

The fund's sub-adviser updates, monitors and follows buy or sell recommendations from its proprietary investment models. The models can recommend selling a security if the relative attractiveness deteriorates or its valuation becomes excessive or risk associated with the security increases significantly. The models also may recommend selling a security if an event occurs that contradicts the models' rationale for owning it, such as deterioration in the issuer's fundamentals. In addition, the fund may sell a security if the sub-adviser determines better investment opportunities emerge elsewhere. For allocation among equity markets, the sub-adviser employs a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the sub-adviser uses proprietary models to identify temporary mispricings among global bond markets. The sub-adviser evaluates currencies on a relative valuation basis and overweights exposure to currencies that are undervalued and underweights exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures. The sub-adviser seeks to identify opportunities in commodity markets by measuring and evaluating inventory and term structure, hedging and speculative activity as well as momentum. The investment process combines fundamental and momentum signals in a quantitative framework.

The fund will use, to a significant degree, derivative instruments as a substitute for investing directly in equities, bonds, currencies or commodities in connection with its investment strategy. The fund also may use derivative instruments as part of a hedging strategy or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest typically include options, futures and options on futures (including those relating to securities, foreign currencies, indices and interest rates), forward contracts (including foreign currency forward contracts), swaps (including total return swaps), options on swaps and other derivative instruments (including commodity-linked instruments, such as structured notes).

The fund also may gain investment exposure to global commodity markets through investments in a wholly-owned and controlled subsidiary of the fund that principally invests directly in commodity-related instruments, including futures and options contracts, swap agreements and other derivatives that provide exposure to the commodity markets. The subsidiary has the same investment objective, investment adviser and sub-adviser as the fund.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index generally considered representative of the average yield of three-month Treasury Bills, to show how the fund's performance compares to the returns of these securities. In addition, the fund's total returns are compared to a Hybrid Index, comprised of 60% MSCI World Index and 40% FTSE World Government Bond Index, to show how the fund's performance compares to a mix of equities and bonds, unhedged and partially hedged. The MSCI World Index and FTSE World Government Bond Index are broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

During the periods shown in the chart: Best Quarter Q1, 2019: 8.21% Worst Quarter Q2, 2022: -12.78%
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Returns - BNY Mellon Dynamic Total Return Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	(2.20%)	2.71%	2.04%
Class C	1.99%	3.15%	1.89%
Class I	3.95%	4.18%	2.91%
Class Y	3.89%	4.19%	2.92%
After Taxes on Distributions | Class A	(4.06%)	0.94%	0.94%
After Taxes on Distributions and Sale of Fund Shares | Class A	(1.30%)	1.57%	1.24%
MSCI World Index reflects no deductions for fees, expenses or taxes	23.79%	12.80%	8.60%
FTSE World Government Bond Index reflects no deductions for fees, expenses or taxes	5.18%	(1.39%)	(0.31%)
FTSE Three-Month U.S. Treasury Bill Index reflects no deductions for fees, expenses or taxes	5.26%	1.91%	1.26%
Hybrid Index (60% MSCI World Index and 40% FTSE World Government Bond Index) reflects no deductions for fees, expenses or taxes	16.10%	7.22%	5.19%